Key Sources Estimation Uncertainty	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Key Sources Estimation Uncertainty
6.	KEY SOURCES ESTIMATION UNCERTAINTY

The preparation of consolidated financial statements requires that the Company’s management make assumptions and estimates of effects of uncertain future events on the carrying amounts of the Company’s assets and liabilities at the end of the reporting period. Actual results may differ from those estimates as the estimation process is inherently uncertain. Actual future outcomes could differ from present estimates and assumptions, potentially having material future effects on the Company’s consolidated financial statements. Estimates are reviewed on an ongoing basis and are based on historical experience and other facts and circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The significant assumptions about the future and other major sources of estimation uncertainty as at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of the Company’s assets and liabilities are as follows:

(a)	Impairment and Reversal of Impairment of Mining Interests

In determining the recoverable amounts of the Company’s mining interests, the Company primarily uses estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. The projected cash flows are significantly affected by changes in assumptions related to metal prices, changes in the amount of recoverable reserves, resources, and exploration potential, production cost estimates, future capital expenditures, discount rates and exchange rates.

Significant changes in metal price forecasts, the amount of recoverable reserves, resources, and exploration potential, estimated future costs of production, capital expenditures, and/or the impact of changes in current economic conditions may result in a write-down or reversal of impairment of the carrying amounts of the Company’s mining interests and/or goodwill.

During the year ended December 31, 2018, the Company recognized an impairment expense of $4,727 million (2017 – impairment expense of $244 million) in respect of the carrying amounts of certain mining interests (note 20).

At December 31, 2018, the carrying amount of the Company’s mining interests was $15,542 million (December 31, 2017 – $20,047 million) (notes 18 and 19).

(b)	Depreciation and Depletion

The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces contained in proven and probable reserves and a portion of resources. The Company includes a portion of resources where it is considered probable that those resources will be economically extracted. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in changes to future depletion rates.

Plant and equipment not depleted on a unit of production basis based on recoverable ounces are depleted on a straight-line basis. Changes to estimates of the useful life and residual value may be impacted by the Company’s mine plans and rate of usage of these capital assets.

(c)	Deferred Stripping Costs

In determining whether stripping costs incurred during the production phase of an open pit mining property relate to reserves and resources that will be mined in a future period and therefore should be capitalized, the Company makes estimates of the stripping activity over the life of the component of reserves and resources which have been made accessible. Changes in estimated strip ratios can result in a change to the future capitalization of stripping costs incurred. At December 31, 2018, the carrying amount of stripping costs capitalized and included in mining properties was $221 million (December 31, 2017 – $204 million).

(d)	Income Taxes

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities (note 13). In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on life of mine projections internally developed and reviewed by management. Weight is attached to tax planning opportunities that are within the Company’s control, and are feasible and implementable without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses the probability of realizing unrecognized income tax assets.

(e)	Estimated Reclamation and Closure Costs

The Company’s provision for reclamation and closure cost obligations represents management’s best estimate of the present value of the future cash outflows required to settle the liability which reflects estimates of future costs, inflation, movements in foreign exchange rates, assumptions of risks associated with the future cash outflows and assumptions of probabilities of alternative estimates of future cash outflows, and the applicable risk-free interest rates for discounting those future cash outflows. Significant judgements and estimates are required in forming assumptions of future activities, future cash outflows and the timing of those cash outflows. These assumptions are formed based on environmental and regulatory requirements and the Company’s environmental policies which may give rise to constructive obligations. The Company’s assumptions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate and changes in any of the above factors can result in a change to the provision recognized by the Company. At December 31, 2018, the Company’s total provision for reclamation and closure cost obligations was $660 million (December 31, 2017 – $599 million). The undiscounted value of these obligations at December 31, 2018 was $1,961 million (December 31, 2017 – $1,572 million) (note 24).

For the purpose of calculating the present value of the provision for reclamation and closure cost obligations, the Company discounts the estimated future cash outflows using the risk-free interest rate applicable to the future cash outflows, which is the appropriate US Treasury risk-free rate and reflects the reclamation lifecycle estimated for all sites, including operating, inactive and closed mines and development projects.

For the year ended December 31, 2018, the Company applied a discount rate based on the timing that the estimated cash flows were expected to be incurred at each site. The discount rates applied were within the range of a 20-year risk-free rate of 3.0% (2017 – 2.9%) and a 5.0% (2017 – 5.0%) long-term risk-free rate, which resulted in a weighted average discount rate of 4.3% (2017 – 4.1%).

Changes to reclamation and closure cost obligations are recorded with a corresponding change to the carrying amounts of the related mining properties (for operating mines and development projects) and as production costs (for inactive and closed mines) for the period. Adjustments to the carrying amounts of related mining properties can result in a change to future depletion expense.

(f)	Contingencies

Due to the size, complexity and nature of the Company’s operations, various legal and tax matters are outstanding from time to time. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of the changes in its consolidated financial statements on the date such changes occur (note 29).